Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Consolidated Statements of Comprehensive Income
Net Income (Loss)	$ 7,753	$ 7,402
Net realized (gain) loss included in net income, net of taxes $(177) and $24 for each respective period	(664)	92
Unrealized holding gain (losses) losses on available-for-sale securities during the period, net of taxes of $1,340 and $(697) for each respective period	5,042	(2,626)
Change in funded status of defined benefit plan, net of taxes of $117 and $(5) for each respective period	441	(18)
Amortization of prior service included in net periodic pension expense, net of tax benefits of $(18) and $(18) for each respective period	(70)	(70)
Other comprehensive income (loss)	4,749	(2,622)
Comprehensive income	$ 12,502	$ 4,780